Document and Entity Information	Apr. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 08, 2025
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address Address Line 1	c/o Magnachip Semiconductor, Ltd.
Entity Address Address Line 2	15F, 76 Jikji-daero 436beon-gil, Heungdeok-gu
Entity Address Address Line 3	Cheongju-si
Entity Address City Or Town	Chungcheongbuk-do
Entity Address Postal Zip Code	28581
Entity Address Country	KR
Country Region	82
City Area Code	2
Local Phone Number	6903-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Magnachip Semiconductor Corporation (the “Company”) is filing an amendment to its Current Report on Form 8-K, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 8, 2025 (the “Original Form 8-K”), to amend Item 2.05 to provide an estimate of the range of total charges expected to be incurred in connection with the Company’s previously announced liquidation of Magnachip Mixed-Signal, Ltd., the Company’s wholly owned subsidiary that operated the Company’s discontinued Display business (the “Liquidation”). This Amendment No. 1 to the Original Form 8-K is being filed by the Company solely to amend and supplement the Company’s disclosure under Item 2.05 of the Original Form 8-K. The remainder of the Original Form 8-K is unchanged.
Entity Central Index Key	0001325702